UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 29549

                           FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30,1999
Check here if Amendment  [  ] ;  Amendment Number:
This Amendment  (Check only one.) :  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Massachusetts Mutual Life Insurance Company
Address:   1295 State Street
           Springfield, Massachusetts   01111-0001

13F File Number:  28-548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct, and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:          David E. Fusco
Title:         Compliance Director
Phone:         413-744-7410

Signature, Place, and Date of Signing:

 /s/ David E. Fusco

Springfield, Massachusetts
August 12, 1999

Report Type (Check only one.):
[x]         13F HOLDINGS REPORT
[ ]         13F NOTICE
[ ]         13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

                             FORM 13F

SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total: $284,686,000

List of Other Included Managers:

Please note that in the past Form 13F's were filed by Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of David L. Babson and Company Inc. ("Babson") and OppenheimerFunds Inc. ("Oppenheimer"). Babson and Oppenheimer are indirect, majority-owned subsidiaries of MassMutual. For this filing, and future filings, Babson and Oppenheimer will file Form 13F's on their own behalf.

Babson and Oppenheimer have indicated that they exercise "sole" investment discretion with respect to the securities positions reported in their respective Form 13F's. Nevertheless, such positions shall also be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of its ownership interests in Babson and Oppenheimer.

FORM 13F INFORMATION TABLE


Name of Issuer      Title     CUSIP      Value      Shrs or   SH/ Put/  INVSTMT  Other  Voting Authority
                    Of Class             (x$100)    Prn amt   PRN Call  DSCRETN  Mgrs   Sole  Shared  None
___________________________________________________________________________________________________________
A M R Corporation   COM       001765106     5,700      83,512 SH        Sole              83,512
American Cntry Hldg COM       025278102       612     515,590 SH        Sole             515,590
American Cntry Hldg WT        025278110        34     183,117 SH        Sole             183,117
Amerisource Health  COM CL A  03071P102       844      37,500 SH        Sole              37,500
AMF Bowling Inc     DB CV 144 03113VAA7     3,806  27,840,000 PRN       Sole                            X
Antec Corp          SB NT CV  03664PAA3     2,161   1,500,000 PRN       Sole                            X
Associated Material COM       045709102     2,675     200,000 SH        Sole             200,000
Autonation          COM       05329W102     2,138     120,000 SH        Sole             120,000
Barclays Bank PLC   SPN ADR   06738C505    20,950     800,000 SH        Sole             800,000
Budget Group        COM CL A  119003101     5,870     476,726 SH        Sole             476,726
Collins & Aikman    COM       194830105     1,316     172,600 SH        Sole             172,600
Complete Business   COM       20452F107       299      16,667 SH        Sole              16,667
Concentra Man Care  SB NT CV  20589TAB9     7,524   8,000,000 PRN       Sole                            X
Concentra Man Care  SB NT CV  20589TAC7    12,123  13,002,000 PRN       Sole                            X
Conexant Systems    SB NT CV  207142AA8     5,677   4,000,000 PRN       Sole                            X
Continental Air     COM CL B  210795308     4,062     107,955 SH        Sole             107,955
Correctional Serv   COM       219921103       205      26,836 SH        Sole              26,836
Cymer Inc.          SB CV     232572AA5     4,274   4,950,000 PRN       Sole                            X
Cymer Inc.          SB NT CV  232572AC1     4,289   5,000,000 PRN       Sole                            X
Diamond Off Drillng SB NT CV  25271CAA0    11,819  12,000,000 PRN       Sole                            X
Dura Pharmaceutical SB NT CV  26632SAA7     4,309   5,725,000 PRN       Sole                            X
Emcor Group         SB NT CV  29084QAC4     6,186   6,050,000 PRN       Sole                            X
Excalibur Technol   COM       300651205       855      60,000 SH        Sole              60,000
Family Golf Centers SB NT CV  30701AACO    10,873  17,250,000 PRN       Sole                            X
Florida Panthers    COM CL A  341064103     1,122     105,001 SH        Sole             105,001
Gentek Inc          COM       37245X104     4,529     326,400 SH        Sole             326,400
Healthplan Services COM       421959107       909     133,376 SH        Sole             133,376
Healthsouth Corp    SB DB CV  421924AD3    12,794  15,250,000 PRN       Sole                            X
Healthsouth Corp    SB DB CV  421924AF8     1,259   1,500,000 PRN       Sole                            X
Hilton Hotels Corp  SB NT CV  432848AL3    11,078  12,190,000 PRN       Sole                            X
Interim Services    SB NT CV  45868PAA8     8,335   9,800,000 PRN       Sole                            X
Irwin Naturals/4Hea COM       464142108       206     110,000 SH        Sole             110,000
Kellstrom Inds      SB NT CV  488035AE6    15,908  19,250,000 PRN       Sole                            X
Key Energy Serv     SB NT CV  492914AD8     2,368   3,750,000 PRN       Sole                            X
Lund Intl Holdings  COM       550368104     1,600     285,714 SH        Sole             285,714
Magna International SB DB CV  559222AG9    12,742  13,000,000 PRN       Sole                            X
Mascotech Inc.      SB DB CV  574670AB1     5,862   7,450,000 PRN       Sole                            X
Midway Airlines     COM       598126100       854      83,337 SH        Sole              83,337
Mindspring Enterp   SB NT CV  602683AA2     6,646   7,000,000 PRN       Sole                            X
National SemiCondu  SB NT CV  637640AB9       339     410,000 PRN       Sole                            X
Network Access Sol  COM       64120S109       998      75,000 SH        Sole              75,000
Noel Group          COM       655260107       184     195,000 SH        Sole             195,000
Oak Industries      SB NT CV  671400AJ8     2,564   2,000,000 PRN       Sole                            X
Oak Industries      SB NT CV  671400AL3     9,770   8,000,000 PRN       Sole                            X
Owens-Illinois      CONV PRE  690768502     3,711      85,560 SH        Sole              85,560                     X
Oxford Health Plans COM       691471106     2,334     150,000 SH        Sole             150,000
Pathways Group Inc. COM       70321D106       947     143,000 SH        Sole             143,000
Princeton Video Im  COM       742476104        79      17,500 SH        Sole              17,500
PSINET              PFD CV    74437C309     9,226     200,000 SH        Sole             200,000
R & B Falcon Corp   COM       74912E101     2,344     250,000 SH        Sole             250,000
Republic Services   COM CL A  760759100     4,725     190,900 SH        Sole             190,900
Royal Bank Scotland SP ADR    780097309    15,525     600,000 SH        Sole             600,000
Savoy Pictures Ent  SB DB CV  805375AA0     6,568   6,700,000 PRN       Sole                            X
Sunglass Hut Intl   SB NT CV  86736FAA4     2,772   3,280,000 PRN       Sole                            X
Swiss Army Brands   COM       870827102     1,597     180,000 SH        Sole             180,000
Tower Automotive    SB NT CV  891707AE1       856     750,000 PRN       Sole                            X
WHX Corp            COM       929248102         0          12 SH        Sole                  12
World Color Press   SR SB NT  981443AA2    12,330  12,960,000 PRN       Sole                            X
Young & Rubicam Inc COM       987425105     3,004      66,100 SH        Sole              66,100

